SEGMENT REPORTING (Details 4) (USD $) In Billions, unless otherwise specified	12 Months Ended
Oct. 30, 2011 segment
Revenues from major customer
Number of reportable business segments	5
Revenues | Customer concentration | Wal-Mart Stores
Revenues from major customer
Revenues	1.08
Concentration risk (as a percent)	12.50%